Related Parties' Transactions And Balances	12 Months Ended
Dec. 31, 2020
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Parties' Transactions And Balances	RELATED PARTIES' TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2020	2019	2018
Income -
Sales to related-party companies (*)	$187,014	$183,012	$181,566
Participation in expenses	$1,487	$2,576	$2,580
Cost and expenses -
Supplies from related parties (**)	$8,476	$13,467	$8,188

Balances:	December 31,
	2020	2019
Trade receivables and other receivables (*)	$67,250	$73,076
Trade payables and advances (**)	$34,890	$23,518

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)    A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by a 50%-owned affiliate of ESA.
(**)    Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli affiliate.